Long Term Portfolio Series 119
                                              File No. 33-28334
                            Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 5
                         TO FORMS S-6


For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trust Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST,
          LONG TERM PORTFOLIO SERIES 119

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agents for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center - 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

          Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

          Pursuant to Rule 429(b) under the Securities Act of
          1933, the Registration Statement and prospectus con-tained herein relates to Registration Statement No.:

               33-28334

                    Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)


Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


     I.  Organization and General Information


 1.  a)  Name of Trust                   Front Cover
     b)  Title of securities issued

 2.  Name and address of Depositor       Table of Contents

 3.  Name and address of Trustee         Table of Contents

 4.  Name and address of principal       Table of Contents
     Underwriter

 5.  Organization of Trust               Introduction

 6.  Execution and termination of In-    Introduction; Amendment
      denture                                          and Termination of the
                                                            Indenture

 7.  Changes of name                     *30

 8.  Fiscal Year                         Included in Form N-8B-2

 9.  Litigation                          *30

     II.  General Description of the Trust
          and Securities of the Trust


10.  General Information regarding
     Trust's Securities and Rights of
     Holders


__________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


     a)  Type of Securities              Rights of Unit Holders
          (Registered or Bearer)

     b)  Type of Securities              Administration of the
          (Cumulative or Distribu-       Trust-Distribution
          tive)

     c)  Rights of Holders as to         Redemption; Public Offer-
          Withdrawal or Redemption       ing of Units-Secondary
                                                          Market

     d)  Rights of Holders as to con-    Public Offering of Units-
          version, transfer, etc.        Secondary Market; Ex-
                                                 change Option; Redemp-
                                                 tion; Rights of Unit
                                                 Holders-Certificates

     e)  Lapses or defaults with re-     *30
          spect to periodic payment
          plan certificates

     f)  Voting rights as to Securi-     Rights of Unit Holder-
          ties under the Indenture       Certain Limitations

     g)  Notice to Holders as to         Amendment and Termination
          change in:                     of the Indenture

          1)  Assets of Trust            Administration of the
                                         Trust-Reports to Unit
                                         Holders; The Trust-
                                         Summary Description of
                                         the Portfolios

          2)  Terms and Conditions of    Amendment and Termination
               Trust's Securities        of the Indenture

          3)  Provisions of Trust        Amendment and Termination
                                         of the Indenture

          4)  Identity of Depositor      Sponsor; Trustee
               and Trustee


__________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


     h)  Security Holders Consent re-
          quired to change:

          1)  Composition of assets      Amendment and Termination
               of Trust                  of the Indenture

          2)  Terms and conditions of    Amendment and Termination
               Trust's Securities        of the Indenture

          3)  Provisions of Indenture    Amendment and Termination
                                         of the Indenture

          4)  Identity of Depositor      *30
               and Trustee

       i)  Other Provisions              Cover of Prospectus; Tax
                                         Status

11.  Type of securities comprising       The Trust-Summary De-
     units                               scription of the Portfo-
                                         lios; Objectives and Se-
                                         curities Selection; The
                                         Trust-Special Considera-
                                         tions

12.  Type of securities comprising       *30
     periodic payment certificates

13.  a)  Load, fees, expenses, etc.      Summary of Essential In-
                                         formation; Public Offer-
                                         ing of Units-Public Of-
                                         fering Price; -Profit of
                                         Sponsor; -Volume Dis-
                                         count; Expenses and
                                         Charges

     b)  Certain information regard-     *30
          ing periodic payment cer-
          tificates




__________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


     c)  Certain percentages             Summary of Essential In-
                                         formation; Public Offer-
                                         ing of Units-Public Of-
                                         fering Price;-Profit of
                                         Sponsor; -Volume Discount

     d)  Price differentials             Public Offering of Units
                                         -Public Offering Price

     e)  Certain other loads, fees,      Rights of Unit Holders-
         etc. payable by holders         Certificates

     f)  Certain profits receivable      Redemption-Purchase by
          by depositor, principal un-    the Sponsors of Units
          derwriters, trustee or af-     Tendered for Redemption
          filiated persons

     g)  Ratio of annual charges to      *30
          income

14.  Issuance of trust's securities      Introduction; Rights of
                                         Unit Holders-Certificates

15.  Receipt and handling of payments    Public Offering of Units-
     from purchasers                     Profit of Sponsor

16.  Acquisition and disposition of      Introduction; Amendment
     underlying securities               and Termination of the
                                         Indenture; Objectives and
                                         Securities Selection; The
                                         Trust-Summary Description
                                         of the Portfolio; Spon-
                                         sor-Responsibility

17.  Withdrawal or redemption by Se-     Redemption; Public Offer-
     curity Holders                      ing of Units-Secondary
                                         Market

18.  a)  Receipt and disposition of      Administration of the
          income                         Trust; Reinvestment Pro-
                                         grams


__________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


     b)  Reinvestment of distribu-       Reinvestment Programs
          tions

     c)  Reserves or special fund        Administration of the
                                         Trust-Distribution

     d)  Schedule of distribution        *30

19.  Records, accounts and report        Administration of the
                                         Trust-Records and Ac-
                                         counts; -Reports to Unit
                                         Holders

20.  Certain miscellaneous provisions    Amendment and Termination
     of the Indenture                    of the Indenture; Sponsor
                                         - Limitation on Liability
                                         - Resignation; Trustee-
                                         - Limitation on Liability
                                         - Resignation

21.  Loans to security holders           *30

22.  Limitations on liability            Sponsor, Trustee; Evalua-
                                         tor - Limitation on Li-
                                         ability

23.  Bonding arrangements                Included in Form N-8B-2

24.  Other material provisions of the    *30
     Indenture

     III.  Organization Personnel and
           Affiliated Persons of Depositor


25.  Organization of Depositor           Sponsor

26.  Fees received by Depositor          Expenses and Charges -
                                         fees; Public Offering of
                                         Units-Profit of Sponsor



__________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


27.  Business of Depositor               Sponsor and Included in
                                         Form N-8B-2

28.  Certain information as to offi-     Included in Form N-8B-2
     cials and affiliated persons of
     Depositor

29.  Voting securities of Depositor      Included in Form N-8B-2

30.  Persons controlling Depositor       *30

31.  Payments by Depositor for cer-      *30
     tain other services

32.  Payments by Depositor for cer-
     tain other services rendered to     *30
     trust

33.  Remuneration of employees of De-    *30
     positor for certain services
     rendered to trust

34.  Remuneration of other persons       *30
     for certain services rendered to
     trust

     IV.  Distribution and Redemption of Securities


35.  Distribution of trust's securi-     Public Offering of Units-
     ties by states                      Public Distribution

36.  Suspension of sales of trust's      *30
     securities

37.  Revocation of authority to dis-     *30
     tribute

38.  (a)  Method of distribution         Public Offering of Units
     (b)  Underwriting agreements
     (c)  Selling agreements


__________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


39.  (a)  Organization of principal      Sponsor
          underwriter
     (b)  N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by princi-    Public Offering of Units-
     pal underwriter                     Profit of Sponsor

41.  (a)  Business of principal un-      Sponsor
          derwriter

     (b)  Branch offices of principal    *30
          underwriter

     (c)  Salesman of principal un-      *30
          derwriter

42.  Ownership of trust's securities     *30
     by certain persons

43.  Certain brokerage commissions       *30
     received by principal under-
     writer

44.  (a)  Method of valuation            Public Offering of Units

     (b)  Schedule as to offering        *30
          price

     (c)  Variation in offering price    Public Offering of Units
          to certain persons             - Volume Discount; Ex-
                                         change option

45.  Suspension of redemption rights     *30

46.  (a)  Redemption valuation           Public Offering of Units-
                                         Secondary Market; Redemp-
                                         tion

     (b)  Schedule as to redemption      *30
          price


__________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


47.  Maintenance of position in   -      See items 10(d), 44 and
     underlying securities               46

     V. Information concerning the Trustee or Custodian


48.  Organization and regulation of      Trustee
     Trustee

49.  Fees and expenses of Trustee        Expenses and Charges

50.  Trustee's lien                      Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities


51.  (a)  Name and address of Insur-     *30
          ance Company

     (b)  Type of policies               *30

     (c)  Type of risks insured and      *30
          excluded

     (d)  Coverage of policies           *30

     (e)  Beneficiaries of policies      *30

     (f)  Terms and manner of cancel-    *30
          lation

     (g)  Method of determining pre-     *30
          miums

     (h)  Amount of aggregate premi-     *30
          ums paid

     (i)  Who receives any part of       *30
          premiums



__________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


     (j)  Other material provisions      *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant


52.  (a)  Method of selecting and        Introduction; Objectives
          eliminating securities from    and Securities Selection;
          the Trust                      The Trust - Summary De-
                                         scription of the Portfo-
                                         lio Sponsor - Responsi-
                                         bility

     (b)  Elimination of securities      *30
          from the Trust

     (c)  Policy of Trust regarding      Introduction; Objectives
          substitution and elimina-      and Securities Selection;
          tion of securities             Sponsor - Responsibility;

     (d)  Description of any funda-      *30
          mental policy of the Trust

53.  Taxable status of the Trust         Cover of Prospectus; Tax
                                         Status

     VIII.  Financial and Statistical Information


54.  Information regarding the           *30
     Trust's past ten fiscal years

55.  Certain information regarding       *30
     periodic payment plan certifi-
     cates

56.  Certain information regarding       *30
     periodic payment plan certifi-
     cates



__________________

*    30 Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


57.  Certain information regarding       *30
     periodic payment plan certifi-
     cates

58.  Certain information regarding       *30
     periodic payment plan certifi-
     cates

59.  Financial statements                Statement of Financial
     (Instruction 1(c) to Form S-6)      Condition



__________________

*    30 Not applicable, answer negative or not required.

             LOGO



DEAN WITTER SELECT
MUNICIPAL TRUST

LONG TERM PORTFOLIO SERIES 119

(A Unit Investment Trust)
_____________________________________________________________

This Trust was formed for the purpose of providing interest in-come which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax pur-poses (except in certain instances depending on the Unit Hold-
ers) through investment in a fixed portfolio consisting primar-ily of investment grade long-term state, municipal and public authority debt obligations. The value of the Units of the Trust will fluctuate with the value of the portfolio of under-lying Securities. Minimum Purchase: 1 Unit.
_____________________________________________________________

This Prospectus consists of two parts. Part A contains a Sum-mary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trust has been com-pleted. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by pur-chase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.
_____________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
____________________________________________________________
Read and retain both parts of this Prospectus for future refer-ence.

Units of the Trust are not deposits or obligations of, or guar-anteed or endorsed by, any bank, and the Units are not feder-ally insured by the Federal Deposit Insurance Corporation, Fed-eral Reserve Board, or any other agency.

             Prospectus Part A dated June 26, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


              DEAN WITTER SELECT MUNICIPAL TRUST
                LONG TERM PORTFOLIO SERIES 119


                       TABLE OF CONTENTS

PART A                                                    Page


Table of Contents......................................  A-1
Summary of Essential Information.......................  A-3
The Long Term Uninsured Trust..........................   A-9
Independent Auditor's Report...........................  F-1

PART B

Introduction...........................................    1
The Trust..............................................    2
    Special Considerations ............................    2
    Summary Description of the                             3
    Portfolios ........................................
Insurance on the Securities                               21
  in an Insured Trust..................................
Objectives and Securities Selection....................   25
The Units..............................................   26
Tax Status.............................................   27
     Public Offering of Units..........................   32
     Public Offering Price.............................   32
     Public Distribution...............................   33
     Secondary Market..................................   34
     Profit of Sponsor.................................   35
     Volume Discount...................................   35
Exchange Option........................................   36
Reinvestment Programs..................................   37
Redemption.............................................   38
     Tender of Units...................................   38
     Computation of Redemption Price
       per Unit........................................   39
     Purchase by the Sponsor of Units
       Tendered for Redemption.........................   39
Rights of Unit Holders.................................   40
     Certificates......................................   40
     Certain Limitations...............................   40
Expenses and Charges...................................   40

     Initial Expenses..................................   40
     Fees..............................................   40
     Other Charges.....................................   41
Administration of the Trust............................   42
     Records and Accounts..............................   42
     Distribution......................................   42
     Distribution of Interest and Principal............   42
     Reports to Unit Holders...........................   44
Sponsor................................................   45
Trustee................................................   47
Evaluator..............................................   48
Amendment and Termination of the Indenture.............   49
Legal Opinions.........................................   50
Auditors...............................................   50
Bond Ratings...........................................   50
Federal Tax Free vs. Taxable Income....................   54


                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048

                          Evaluator:

                 Kenny S&P Evaluation Services
              A Division of J.J. Kenny Co., Inc.
                          65 Broadway
                   New York, New York  10006

                           Trustee:

                   The Chase Manhattan Bank
                        270 Park Avenue
                   New York, New York  10017

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      LONG TERM PORTFOLIO SERIES 119

                                           As of April 30, 1997




FACE AMOUNT OF SECURITIES          $3,225,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0171%
NUMBER OF UNITS                            3,260
                                                      ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F2>              5.916%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT       1/3,260th      ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F2>              5.052%

PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust     $3,290,468.00        Estimated net annual interest rate
                                                          per Unit times $1,000                 $61.75
  Divided by 3,260 Units           $    1,009.35        Divided by 12                           $ 5.14

  Plus sales charge of 3.286% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (3.398%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                            34.30        day of each month

Public Offering Price per Unit          1,043.65      MINIMUM PRINCIPAL DISTRIBUTION:  No
                                                        distribution need be made from the
  Plus undistributed principal and                      Principal Account if balance therein
    net investment income and accrued                   is less than $1 per Unit outstanding
    interest                              21.67<F1>
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES (includ-
    Adjusted Public Offering Price $    1,065.32        ing estimated expenses and Evaluator's
                                                        fee) $2.12 per $1,000 face amount
                                                        of underlying Securities                $ 2.12
SPONSOR'S REPURCHASE PRICE AND
  REDEMPTION PRICE PER UNIT (based                    SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE:
  on bid side evaluation of under-                      Maximum of $.25 per $1,000 face amount of
  lying Securities, $34.30 less                         underlying Securities                      .25
  than Adjusted Public Offering
  Price per Unit)                  $    1,031.02      TOTAL ESTIMATED ANNUAL EXPENSES PER UNIT  $ 2.37

CALCULATION OF ESTIMATED NET                          EVALUATOR'S FEE FOR EACH EVALUATION:  Minimum of
  ANNUAL INTEREST RATE PER UNIT                         $8.00 plus $.25 for each issue of underlying
  (based on face amount of $1,000                       Securities in excess of 50 issues (treating
  per Unit)                                             separate maturities as separate issues)

  Annual interest rate per Unit           6.412%      EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  January 1, 2041
    Unit ($2.37) expressed as a
    percentage                             .237%      DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest rate                      of the portfolio of the Trust at any time is
  per Unit                                6.175%        less than $1,632,000.



   <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on April 30, 1997.

  <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3




               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


          THE TRUST -- The Dean Witter Select Municipal Trust Long Term Portfolio Series 119 (the "Long Term Uninsured Trust") is a unit investment trust which was created on May 7, 1992 (the "Date of Deposit"), under the laws of the State of New York pursuant to an Indenture as defined in Part B. The Trust is composed of "investment grade" long-term inter-est-bearing municipal bonds (the "Securities"). (For a de-scription of the meaning of "investment grade" securities, see:
"Bond Ratings", in Part B.)  The objectives of the Trust are:
(1) the receipt of income which, under existing law, is exclud-able from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and (2) the conservation of capital. The payment of interest and the pres-ervation of principal of the Trust is dependent on the continu-ing ability of the respective Issuers of the Securities to meet their obligations to pay principal and interest. Therefore, there is no guarantee that the objectives of the Trust will be achieved. All of the Securities in the Portfolio are obliga-tions of states or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opin-ion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders). (For a discussion of certain tax aspects of the Trust, see: "Tax Status", in Part B.)

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THE TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THIS TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor. (See: "Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of each Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying securities, di-vided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", be-low, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus

accrued interest.  (See:  "Public Offering of Units", in Part
B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current Re-turn shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluc-tuations in the bid side evaluation of the underlying Securi-ties. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Es-timated Annual Income and Current Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the un-derlying Securities. (See: "Redemption", in Part B.) Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Trust is consid-ered to be concentrated in Health Care and Hospital Securities, Housing Securities and Prerefunded/Escrowed to Maturity Securi-ties (31.07%, 29.95% and 38.98%, respectively, of the aggregate market value of the Long Term Uninsured Trust Portfolio).
(See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also:
"The Long Term Uninsured Trust", herein, for a discussion of additional risks relating to Units of the Trust.)

          OTHER INFORMATION -- The Securities in the Portfolio of the Trust were chosen in part on the basis of their respec-tive maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The ma-turity date of the Trust is January 1, 2041. The latest matur-ity of a Security in the Long Term Uninsured Trust is January 2031; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is
18.734 years.  The actual maturity dates of each of the Securi-

ties contained in the Trust are shown on the respective
"Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 75 cents per $1,000 principal amount of Securities in the Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be in-curred by a Trust.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depend-ing upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totaling all such cal-culations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date un-less: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory ten-der date will be deemed the date on which such Security ma-tures.


                                (as % of bid      (as % of Public
Time to Maturity                side evaluation)  Offering Price)


Less than one year.................      0%               0%
1 year to less than 2 years........  0.756%            0.75%
2 years to less than 4 years.......  1.523%            1.50%
4 years to less than 7 years.......  2.564%            2.50%
7 years to less than 11 years......  3.627%            3.50%
11 years to less than 15 years.....  4.712%            4.50%
15 years and greater...............  5.820%            5.50%


          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single


day of the specified number of Units of a Trust set forth be-low.


Number of Units          % of Effective     Dealer Concession
                          Sales Charge      as of % of Effective
                                            Sales Charge
1-99.................       100%                    65%
100-249......................95%                    62%
250-499..................... 85%                    55%
500-999..................... 70%                    45%
1,000 or more............... 55%                    35%

          To qualify for the reduced sales charge and conces-sion applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Of-fering Price (3.093% of the bid side evaluation of the Securi-ties) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume dis-count, see: "Public Offering of Units -- Volume Discount", in
Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is re-placed with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office lo-cated at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and

Principal" in Part B is amended to read third and three, re-spectively.

          On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's former parent company, and Morgan Stanley Group Inc. merged to form MSDWD. In connection with such merger, the cor-porate name of DWDC was changed to Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").





                           THE TRUST


          The Portfolio of the Long Term Uninsured Trust con-sists of fourteen issues of Securities, which were issued by Issuers located in eleven states. Fourteen issues of Securi-ties, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific proj-ects or other available sources. The Long Term Uninsured Trust contains the following categories of Securities:

                                    Percentage of Aggregate
                                    Market Value of Trust
                                          Portfolio
Category of Security                 (as of June 6, 1997)


Health Care and Hospital..........       31.07%
Housing ...........................      29.95%
Prerefunded/Escrowed to
  Maturity ........................      38.98%
Original Issue Discount ...........      68.40%

          See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Long Term Uninsured Trust. See: "Tax Status", in Part B, for a discus-sion of certain tax considerations with regard to Original Is-sue Discount.

          Of the Original Issue Discount bonds in the Long Term Uninsured Trust, approximately 4.56% of the aggregate principal amount of the Securities in the Long Term Uninsured Trust (or 1.39% of the market value of all Securities in the Long Term Uninsured Trust on June 6, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          Securities representing approximately 9.86% of the aggregate market value of the Portfolio are subject to redemp-tion at the option of the Issuer thereof beginning in 2000. (See: "Schedule of Portfolio Securities", herein, and "The Trust -- Summary Description of the Portfolios -- Additional Securities Considerations -- Redemption of Securities", in Part B.)

          On June 6, 1997 based on the bid side of the market, the aggregate market value of Securities in the Long Term Unin-sured Trust was $3,265,101.15.



          On June 6, 1997 Standard & Poor's Corporation rated six of the Securities in the Long Term Uninsured Trust as fol-
lows:  5.57%-AAA,   18.94%-AA, 21.27%-A; and Moody's Investors
Service rated seven of the Securities as follows: 33.41%-Aaa, 11.01%-Aa, and 9.80%-A. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum re-quirements of the Long Term Uninsured Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
LONG TERM PORTFOLIO SERIES 119


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Long Term Portfolio Series 119 as of April 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Long Term Portfolio Series 119 as of April 30, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP






June 2, 1997
New York, New York










                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 119

                                April 30, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $3,072,965) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $3,290,468

Accrued interest receivable                                           48,424

Cash                                                                  25,456

           Total                                                   3,364,348


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                 3,300

   Accrued Sponsor's fees                                              1,621

           Total liabilities                                           4,921


Net Assets:

   Balance applicable to 3,260 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market appreciation
        of $217,503                                  $3,290,468

      Undistributed principal and net investment
        income (Note (b))                                68,959


           Net assets                                             $3,359,427

Net asset value per Unit ($3,359,427 divided by 3,260 Units)      $ 1,030.50




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 119



                                               For the years ended April 30,
                                                1997       1996       1995


Investment income - interest                  $220,735   $233,178   $262,980

Less Expenses:

   Trustee's fees and expenses                   7,106      7,492      8,399

   Sponsor's fees                                  838        884        991

           Total expenses                        7,944      8,376      9,390

          Investment income - net              212,791    224,802    253,590

Net gain on investments:

   Realized gain on securities sold
     or redeemed                                11,784     48,928      4,829

   Net unrealized market (depreciation)
      appreciation                              (7,405)    19,765     11,118

           Net gain on investments               4,379     68,693     15,947

Net increase in net assets resulting from
  operations                                  $217,170   $293,495   $269,537




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 119



                                            For the years ended April 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  212,791   $  224,802   $  253,590

   Realized gain on securities sold or
     redeemed                               11,784       48,928        4,829

   Net unrealized market (depreciation)
     appreciation                           (7,405)      19,765       11,118

           Net increase in net assets
             resulting from operations     217,170      293,495      269,537


Less Distributions to Unit Holders:

   Principal                               (15,017)     (13,233)     (22,523)

   Investment income - net                (210,347)    (223,467)    (251,868)

           Total distributions            (225,364)    (236,700)    (274,391)


Less Capital Share Transactions:

   Redemption of 153 Units, 539 Units
     and 128 Units, respectively          (155,114)    (555,423)    (120,461)

   Accrued interest on redemption           (3,355)     (10,789)      (2,436)

           Total capital share
             transactions                 (158,469)    (566,212)    (122,897)

Net decrease in net assets                (166,663)    (509,417)    (127,751)

Net assets:

   Beginning of year                     3,526,090    4,035,507    4,163,258

   End of year (including undistributed
     principal and net investment income
     of $68,959, $76,796 and $83,482,
     respectively)                      $3,359,427   $3,526,090   $4,035,507




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 119

                               April 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (May 7, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the date prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, including estimated expenses and Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.
                                    F-5

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 119

                               April 30, 1997



(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (May 7, 1992) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1997 follows:

       Original cost to investors                                $4,131,688
       Less:  Gross underwriting commissions (sales charge)        (202,435)
       Net cost to investors                                      3,929,253
       Cost of securities sold or redeemed                         (866,868)
       Unrealized market appreciation                               217,503
       Accumulated interest accretion                                10,580
       Net amount applicable to investors                        $3,290,468

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                              For the years ended April 30
                                               1997       1996        1995

       Principal distributions during year  $    4.40  $    3.76  $    5.58

       Net investment income distributions
         during year                        $   61.96  $   62.35  $   62.55

       Net asset value at end of year       $1,030.50  $1,033.14  $1,021.13

       Trust Units outstanding at end
         of year                                3,260      3,413      3,952

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 119

                                            April 30, 1997



Port-                                                                                           Optional
folio                               Rating    Face     Coupon      Maturity  Sinking Fund       Refunding           Market
 No.   Title of Securities           <F3>     Amount     Rate         Date   Redemptions<F5>   Redemptions<F4>   Value<F6><F7>

 1.  Idaho Housing Agency,
     Single-Family Mortgage Sen-
     ior Bonds, 1992 Series B-1
     <F10>                           AA     $  360,000   6.950%    07/01/17   01/01/13@100      07/01/02@102     $  377,514

 2.  Indiana Health Facility
     Financing Authority, Hospi-
     tal Revenue Refunding Bonds,
     Series 1992A (St. Anthony
     Medical Center, Inc.)           A2<F8>    295,000   7.000     10/01/06   10/01/04@100      04/01/02@102         317,420

 3.  Massachusetts Bay Trans-
     portation Authority, General
     Transportation System Bonds,
     1991 Series A (Refunded) <F9>   Aaa<F8>   250,000   7.000     03/01/11   NONE              03/01/01@102         273,948

 4.  Massachusetts Health and
     Educational Facilities
     Authority Revenue Bonds, The
     Medical Center of Central
     Massachusetts Issue, Series
     A                               A         400,000   7.100     07/01/21   07/01/13@100      07/01/01@102         423,748

 5.  Michigan State Hospital
     Finance Authority, Hospital
     Revenue Bonds, (McLaren
     Obligated Group), Series
     1991A (Refunded) <F9>           Aaa<F8>    30,000   7.500     09/15/21   NONE              09/15/01@102          33,660

 6.  Michigan State Housing
     Development Authority,
     Single-Family Mortgage Reve-
     nue Bonds, 1992 Series A <F10>  AA+       230,000   6.875     06/01/23   12/01/18@100      06/01/02@102         237,792

 7.  Michigan State Housing
     Development Authority,
     Single-Family Mortgage Reve-
     nue Bonds, 1992 Series A <F10>  AA+         5,000   6.875     06/01/23   12/01/18@100      06/01/97@100           5,000

 8.  Montana Board of Housing,
     Single-Family Mortgage Sen-
     ior Bonds, 1992 Series A-1
     <F10>                           Aa2<F8>   345,000   6.950     10/01/22   04/01/17@100      04/01/02@102         358,376

 9.  New York Local Government
     Assistance Corporation,
     Series 1992A (Refunded) <F9>    Aaa<F8>   340,000   6.875     04/01/19   NONE              04/01/02@102         375,799

10.  North Carolina Eastern
     Municipal Power Agency,
     Power System Revenue Bonds,
     Refunding Series 1987 A
     (Refunded) <F9>                 Aaa<F8>   200,000   4.500     01/01/24   NONE              01/01/22@100         169,176

11.  Cuyahoga County, Ohio,
     Hospital Revenue Bonds,
     Series 1990 (Meridia Health
     System)                         A1<F8>    250,000   7.250     08/15/19   08/15/13@100      08/15/00@102         266,850

12.  South Carolina Public
     Service Authority (Santee
     Cooper) Revenue Bonds, 1991
     Series D (Refunded) (AMBAC
     Insured) <F9><F12>              AAA       200,000   6.500     07/01/24   NONE              07/01/02@102         217,938

13.  South Carolina Public
     Service Authority (Santee
     Cooper) Revenue Bonds, 1991
     Refunding and Improvement
     Series B (Refunded) (MBIA
     Insured) <F9><F11>              AAA       125,000   6.500     07/01/26   NONE              07/01/01@102         135,182

14.  Southeast Texas Housing
     Finance Corporation, Single-
     Family Mortgage Revenue
     Bonds, 1984 Series A (MBIA
     Insured) (Escrowed to Matur-
     ity) <F11>                      AAA       145,000   0.000     09/01/17   NONE              NONE                  44,357
                                                                      F-7

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 119
                                             (CONTINUED)

                                            April 30, 1997



Port-                                                                                           Optional
folio                               Rating        Face   Coupon  Maturity     Sinking Fund      Refunding          Market
 No.   Title of Securities          <F3>        Amount   Rate     Date        Redemptions<F5>   Redemptions<F4>  Value<F6><F7>

15.  Municipality of Metropol-
     itan Seattle Sewer Revenue
     Bonds, Series T (Refunded)
     <F9>                           Aaa<F8> $   50,000   6.875%    01/01/31   NONE              01/01/00@102     $    53,708

                                            $3,225,000                                                           $ 3,290,468




                                                 See notes to schedule of portfolio securities


































                                                                      F-8

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                     LONG TERM PORTFOLIO SERIES 119

                             April 30, 1997



[FN]

 <F3> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

 <F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

 <F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

 <F6> The market value of the Securities as of April 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

 <F7> At April 30, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation               $217,503

       Gross unrealized market depreciation                   -

       Unrealized market appreciation                     $217,503

     The amortized cost of the Securities for Federal income tax purposes was $3,072,965 at April 30, 1997.

 <F8> Moody's Investors Service, Inc. rating.

 <F9> The Issuer has indicated that it will refund this Security on its optional redemption date.

 <F10> See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities.

 <F11> Insured by Municipal Bond Insurance Association ("MBIA").

 <F12> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)     0000840581
     (CCC)     uit*59fl
     (/MODULE)

        CONTENTS OF REGISTRATION STATEMENT


     This registration statement comprises the following docu-ments:

          The facing sheet.

          The Cross Reference Sheet.

          The Prospectus.

          The signatures.

          Consent of the Evaluator and Independent Auditors and Standard & Poor's; all other consents were previously filed.

          The following exhibits:

     23. 1a. Consents of Kenny S&P Evaluation Services, a di-vision of J.J. Kenny Co., Inc.

         1b.   Consent of Independent Auditors.

          2.   Financial Data Schedule of Dean Witter Municipal
               Trust, Long Term Portfolio Series 119.



                     FINANCIAL STATEMENTS


1. Statement of Financial Condition, Statement of Operations and Statement of Changes in Net Assets of the Trust, as shown in the Prospectus.

              CONSENT OF COUNSEL


          The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 3 to this Registration
Statement.

                                 SIGNATURES



       Pursuant to the requirements of the Securities Act of 1933, each of the registrants, Dean Witter Select Municipal Trust, Long Term Portfolio Series 119, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on their behalf by the undersigned, there-unto duly authorized, all in The City of New York and State of New York on the 26th day of June, 1997.



                      DEAN WITTER SELECT MUNICIPAL TRUST,
                      LONG TERM PORTFOLIO SERIES 119
                                        (Registrants)

                      By:  DEAN WITTER REYNOLDS INC.
                                   (Depositor)

                                         Thomas Hines
                                         Thomas Hines
                                         Authorized Signatory





       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 26th day of June, 1997.

          Name                             Office



          Philip J. Purcell                Chairman & Chief Executive
                                           Officer and Director
          Richard M. DeMartini             Director
          Robert J. Dwyer                  Director
          Christine A. Edwards             Director
          Charles A. Fiumefreddo           Director
          James F. Higgins                 Director
          Mitchell M. Merin                Director
          Stephen R. Miller                Director
          Richard F. Powers III            Director
          Thomas C. Schneider              Director
          William B. Smith                 Director

                                          Thomas Hines
                                          Thomas Hines
                                          Attorney-in-fact1




1    Executed copies of the Powers of Attorney of the Board Mem-
  bers listed below have been filed with the Securities and Ex-change Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Eq-uity, Select 10 Industrial Portfolio 97-1, File No. 333-16839, Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499 and the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-056389.